DESCRIPTION OF THE PLAN AND ACCOUNTING POLICIES (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
Accounting Principles	Accounting Principles The financial statements and accompanying notes are prepared in accordance with accounting principles generally accepted in the United States of America.
Contributions

Contributions

Plan participants (“Participants”) may make contributions to the Plan through payroll deductions for the purpose of purchasing the Company’s common stock (“Shares”). Participant contributions are recorded in the period that the Participants’ payroll deductions are made. Participant contributions are not subject to vesting and are therefore fully vested at all times. Employee contributions are shown net of refunds due to withdrawals and limitations, excluding the payable to participants, on the Statements of Income and Changes in Plan Equity.

Payable to Participants

Payable to Participants

Payable to participants represents cash in Participant accounts that was contributed to the Plan in amounts greater than the cost of the maximum number of Shares allowed to be purchased in a three‑month offering period. All such amounts will be refunded to Participants from the Plan in the following offering period and are therefore not included in plan equity on the Statements of Financial Condition.

Administrative Expenses	Administrative Expenses All Plan administrative expenses are paid by the Company and are not reflected in the accompanying financial statements.